CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Iris Class A shares Common Stock	Iris Class B common stock Common Stock	Iris Extension deposits due from sponsor	Iris Additional Paid in Capital	Iris Accumulated Deficit	Iris	Additional Paid in Capital	Accumulated Deficit	Total
Beginning balance at Dec. 31, 2022		$ 690		$ 140,000	$ (13,974,105)	$ (13,833,415)
Balance at the beginning (in shares) at Dec. 31, 2022		6,900,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption amount					420,786	420,786
Excise tax payable attributable to redemption of common stock					(103,587)	(103,587)
Conversion of Class B common stock to Class A common stock	$ 690	$ (690)
Conversion of Class B common stock to Class A common stock (in shares)	6,900,000	(6,900,000)
Net loss					(1,226,218)	(1,226,218)		$ (4,984,000)	$ (4,984,000)
Ending balance at Dec. 31, 2023	$ 690			140,000	(14,883,124)	(14,742,434)
Balance at the end (in shares) at Dec. 31, 2023	6,900,000
Increase (Decrease) in Stockholders' Equity
Remeasurement of Class A common stock to redemption amount				(86,389)		(86,389)
Excise tax payable attributable to redemption of common stock					(12,657)	(12,657)
Recovery of excess redemptions - tax claim					294,669	294,669
Net loss					(858,231)	(858,231)		(1,754,000)	(1,754,000)
Ending balance at Mar. 31, 2024	$ 690			53,611	(15,459,343)	(15,405,042)
Balance at the end (in shares) at Mar. 31, 2024	6,900,000
Beginning balance at Dec. 31, 2023	$ 690			140,000	(14,883,124)	(14,742,434)
Balance at the beginning (in shares) at Dec. 31, 2023	6,900,000
Increase (Decrease) in Stockholders' Equity
Deemed contribution for extension deposit from Sponsor			$ (160,677)	160,677
Remeasurement of Class A common stock to redemption amount				(248,882)		(248,882)
Excise tax payable attributable to redemption of common stock					(25,421)	(25,421)
Recovery of excess redemptions - tax claim					294,669	294,669
Net loss					(2,904,299)	(2,904,299)	$ 0	(3,546,000)	(3,546,000)
Ending balance at Dec. 31, 2024	$ 690		(160,677)	51,795	(17,518,175)	(17,626,367)
Balance at the end (in shares) at Dec. 31, 2024	6,900,000
Increase (Decrease) in Stockholders' Equity
Deemed contribution for extension deposit from Sponsor			(31,406)	31,406
Remeasurement of Class A common stock to redemption amount				(37,585)		(37,585)
Excise tax payable attributable to redemption of common stock					(7,024)	(7,024)
Net loss					(891,382)	(891,382)		$ (328,000)	$ (328,000)
Ending balance at Mar. 31, 2025	$ 690		$ (192,083)	$ 45,616	$ (18,416,581)	$ (18,562,358)
Balance at the end (in shares) at Mar. 31, 2025	6,900,000